Organization	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
1.	ORGANIZATION
Autohome Inc., formerly known as Sequel Limited (the “Company”), was incorporated under the laws of the Cayman Islands on June 23, 2008. Upon incorporation, the Company was 100% owned by Telstra Holdings Pty Ltd. (“Telstra”). On June 27, 2008 (the “Acquisition date”), the Company acquired Cheerbright International Holdings Limited (“Cheerbright”), China Topside Co., Ltd. (“China Topside”), and Norstar Advertising Media Holdings Co., Ltd. (“Norstar”), and their respective wholly foreign-owned enterprises and variable interest entities (“VIEs”). Subsequent to the acquisition, the Company was owned 55% by Telstra, and 45% by the selling shareholders of Cheerbright, China Topside and Norstar. In May 2012, Telstra acquired additional ordinary shares of the Company from other shareholders. In June 2016, Telstra completed the sale of approximately 47.4% of the then total issued shares in the Company to Yun Chen Capital Cayman (“Yun Chen”), a subsidiary of Ping An Insurance

Company of China
,
Ltd. (“Ping An”) and on February 22, 2017, Yun Chen further acquired from Telstra approximately 6.5% of the then total issued shares in the Company. After the consummation of the sale, Yun Chen has become the Company’s controlling shareholder since June 2016.
The Company successfully completed its IPO and listing of 8,993,000 American Depositary Shares (“ADSs”) on the New York Stock Exchange in December, 2013, and raised net proceeds of US$142,590 from the offering. Each ADS represents four ordinary shares (previously 1 ADS represents 1 ordinary share before the ADS Ratio Change as detailed in Note 2(a)). Upon the completion of IPO in December 2013, the Company’s dual-class ordinary share structure came into effect
.
 Upon the completion of
follow-on
offering in November 2014, 2,424,801 ADSs were issued by the Company and 6,964,612 Class B ordinary shares before the Share Subdivision as detailed in Note 2(a) were converted into Class A ordinary shares. The net proceeds from the follow-on
offering amounted to US$97,344 net of issuance cost. Upon the transfer of 47.4% share ownership by Telstra to Yun Chen in June 2016, all the Class B ordinary shares were converted into Class A ordinary shares.
On March 15, 2021, the Company successfully completed its global offering and the Company’s ordinary shares have been listed on the Hong Kong Stock Exchange. The Company issued 24,738,400 ordinary shares, including 4,544,000 ordinary shares under an over-allotment option. Net proceeds raised by the Company from the global offering after deducting underwriting discounts and commissions and other offering expenses amounted to Hong Kong Dollar (“HK$”) 4,294,850.
As of December 31, 2021, the Company had 505,183,788 issued and outstanding ordinary shares after considering
the effects of the Share Subdivision as detailed in Note 2(a). Yun Chen was the Company’s controlling shareholder who held
44.5%
of the total equity interest and a significant percentage of the voting rights in the Company as of December 31, 2021, by which it has substantial influence in determining the outcome of any corporate transaction or other matter submitted to the shareholders for approval, including mergers, consolidations and the sale of all or substantially all of the Company’s assets, election of directors and other significant corporate actions.
The Company, through its subsidiaries and VIEs (as disclosed in the table below), is engaged in the provision of media services, leads generation services and online marketplace and others.
As of December 31, 2021, the Company’s principal subsidiaries and VIEs where Autohome WFOE, Chezhiying WFOE and TTP WFOE are the primary beneficiaries include the following entities:

Entity	Date of incorporation or acquisition	Place of incorporation	Percentage of direct ownership by the Company
Principal Subsidiaries
Cheerbright International Holdings, Limited (“Cheerbright”)	June 13, 2006	British Virgin Islands	100%
Autohome Link Inc.	January 29, 2015	Cayman Islands	100%
Autohome (Hong Kong) Limited (“Autohome HK”)	March 16, 2012	Hong Kong	100%
Autohome Link Hong Kong Limited	February 16, 2015	Hong Kong	100%
Autohome Media Limited (“Autohome Media”, formerly known as Prbrownies Marketing Limited)	October 18, 2013	Hong Kong	100%
Fetchauto Limited (UK)	October 8, 2019	United Kingdom	100%
Fetchauto Limited (Ireland)	October 18, 2019	Ireland	100%
FetchAuto GmbH	December 23, 2019	Germany	100%
TTP Car Inc. (“TTP”)	June 12, 2015	Cayman Islands	51% (Note)
Auto Pai Ltd.	September 25, 2020	British Virgin Islands	51%
TTP Car (HK) Limited	June 23, 2015	Hong Kong	51%
Beijing Cheerbright Technologies Co., Ltd. (“Autohome WFOE”)	September 1, 2006	PRC	100%
Autohome Shanghai Advertising Co., Ltd. (“Shanghai Advertising”)	September 29, 2013	PRC	100%
Beijing Prbrownies Software Co., Ltd. (formerly known as “Beijing Autohome Software Co., Ltd.”)	November 12, 2013	PRC	100%
Beijing Autohome Technologies Co., Ltd.	November 12, 2013	PRC	100%
Beijing Autohome Advertising Co., Ltd.	November 13, 2013	PRC	100%
Beijing Chezhiying Technology Co., Ltd. (“Chezhiying WFOE”)	May 26, 2015	PRC	100%
Guangzhou Autohome Advertising Co., Ltd.	November 25, 2013	PRC	100%
Guangzhou Chezhihuitong Advertising Co., Ltd.	August 20, 2018	PRC	100%
Hainan Chezhiyitong Information Technology Co., Ltd.	August 20, 2018	PRC	100%
Tianjin Autohome Software Co., Ltd.	October 15, 2018	PRC	100%
Autohome Zhejiang Advertising Co., Ltd.	December 19, 2018	PRC	100%
Shanghai Jinpai E-commerce Co., Ltd. (“TTP WFOE”)	July 31, 2015	PRC	51%

Principal VIEs and VIEs’ subsidiaries
Beijing Autohome Information Technology Co., Ltd. (“Autohome Information”)	August 28, 2006	PRC	—
Beijing Shengtuo Hongyuan Information Technology Co., Ltd. (“Shengtuo Hongyuan”)	November 8, 2010	PRC	—
Shanghai Tianhe Insurance Brokerage Co., Ltd.	September 21, 2017	PRC
Shanghai Jinwu Auto Technology Consultant Co., Ltd. (“Shanghai Jinwu”)	September 20, 2007	PRC	—
Note:
Please refer to Note 19 for the disclosure of acquisition.
Autohome Inc., its subsidiaries and VIEs are hereinafter collectively referred to as the “Company”. The Company provides media services, leads generation services and online marketplace and others through its websites and mobile applications. These services are primarily offered to automakers and dealers, and advertising agencies that represent automakers and dealers in the automobile industry, and financial institutions. The Company’s principal geographic market is in the PRC. The Company does not conduct any substantive operations of its own but conducts its primary business operations through its subsidiaries and the VIEs.
PRC laws and regulations prohibit or restrict foreign ownership of internet content businesses. To comply with these foreign ownership restrictions, the Company and its subsidiaries operate websites and mobile applications and conduct its business related to internet content services through VIEs. The paid-in
capital of the VIEs was funded by the Company’s PRC subsidiaries, Autohome WFOE, Chezhiying WFOE and TTP WFOE, through loans extended to the VIEs’ shareholders (“Nominee Shareholders”). The effective control of the VIEs is held by WFOEs, through a series of contractual agreements (the “Contractual Agreements”). As a result of the Contractual Agreements, the WFOEs maintain the ability to control the VIEs, are entitled to substantially all of the economic benefits from the VIEs and are obligated to absorb all of the VIE’s expected losses.
Autohome WFOE entered into a series of contractual agreements with Autohome Information and each of its individual nominee shareholders. The currently effective contractual agreements were entered into in February 2021 by and between Autohme WFOE, Autohome Information, Mr. Quan Long, the Company’s chairman of the Board of Directors and chief executive officer, and Ms. Haiyun Lei.
Chezhiying WFOE also entered into a series of contractual agreements with Shengtuo Hongyuan and each of its individual nominee shareholders. The currently effective contractual agreements were entered into in February 2021 by and between Chezhiying WFOE, Shengtuo Hongyuan, Mr. Quan Long, the Company’s chairman of the Board of Directors and chief executive officer, and Ms. Haiyun Lei.
In the end of December 2020, the Company acquired TTP, its subsidiaries and VIEs, which also conduct its business related to internet content services through VIEs. In August 2015, the then individual nominee shareholder of Shanghai Jinwu, entered into Equity Interest Purchase Agreements and Debt Transfer and Offset Agreements with Weiwei Wang, pursuant to which the then individual nominee shareholder transferred all of its equity interest of Shanghai Jinwu to Weiwei Wang. In August 2015, TTP WFOE, and Shanghai Jinwu and Weiwei Wang, as the individual nominee shareholder of VIE, entered into contractual agreements.
Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Company and the VIEs through the irrevocable power of attorney agreement, whereby the Nominee Shareholders effectively assigned all of their voting rights underlying their equity interest in the VIEs to the WFOEs. In addition, through the Contractual Agreements the Company demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the expected losses and majority of the profits of the VIEs through the WFOEs.
Thus, the Company is also considered the primary beneficiary of the VIEs through the WFOEs. As a result of the above, the Company consolidates the VIEs in accordance with SEC Regulation
SX-3A-02
and Accounting Standards Codification (“ASC”)
810-10
(“ASC
810-10”)
Consolidation. The following is a summary of the Contractual Agreements:
Exclusive technical consulting and service agreements
Pursuant to the exclusive technical consulting and service agreements that have been entered into by the WFOEs and the VIEs, the VIEs have engaged the WFOEs as their exclusive provider of technical support and management consulting services. In addition, the WFOEs shall provide the necessary financial support to the VIEs whether or not the VIEs incur any losses, and not request for repayment if the VIEs are unable to do so. The VIEs shall pay to the WFOEs service fees calculated based on such VIE’s revenues reduced by its value-added taxes and surcharges, operating expenses and an appropriate amount of retained profit that is determined pursuant to the
Company
’s tax planning strategies and relevant tax laws. The service fees can be adjusted by the WFOEs unilaterally. The WFOEs shall exclusively own any intellectual property arising from the performance of these agreements. This agreement has
30-year
term that can be automatically extended for another 10 years at the option of the WFOEs. The agreement can only be terminated mutually by the parties in writing. During the term of the agreement, the VIEs may not enter into any agreement with third parties for the provision of any technical or management consulting services without prior consent of the WFOEs.
Loan agreement
Pursuant to the loan agreements between the Nominee Shareholders of the VIEs and the WFOEs, the WFOEs granted interest-free loans for the Nominee Shareholders’ contributions to the VIEs. The term of the loan is indefinite until the WFOEs requests repayment. The manner and timing of the repayment shall be at the sole discretion of the WFOEs and at the WFOEs’ option may be in the form of transferring the VIEs’ equity interest to the WFOEs or their designated persons.
Exclusive equity option agreements
Pursuant to the exclusive equity option agreements entered into among the Nominee Shareholders of the VIEs, VIEs and the WFOEs, the Nominee Shareholders jointly and severally granted to the WFOEs an option to purchase their equity interests in the VIEs. The purchase price will be offset against the loan repayments under the loan agreements. If the transfer price of the equity interest is greater than the loan amount, the Nominee Shareholders are required to immediately return the received transfer price in excess of the loan amount to the WFOEs or any person designated by the WFOEs. The WFOEs may exercise such option at any time until it has acquired all equity interests of the VIEs or freely transfer the option to any third party and such third party may assume the right and obligations of the option agreement. In addition, dividends and distributions are not permitted without the prior consent of the WFOEs, to the extent there is a dividend or distribution, the Nominee Shareholders will remit the amounts in full to the WFOEs immediately. In the event of liquidation or dissolution of the VIEs, all assets shall be sold to the WFOEs at the lowest selling price permitted by applicable PRC law, and any proceeds from the transfer and any residual interests in the VIEs shall be remitted to the WFOEs immediately. The exclusive equity option agreements have an indefinite term and will terminate at the earlier of i) the date on which all of the equity interests have been transferred to the WFOEs or any person designated by the WFOEs; or ii) the unilateral termination by the WFOEs.
Equity interest pledge agreements
Pursuant to the equity interest pledge agreements entered into between the Nominee Shareholders of the VIEs and the WFOEs, the Nominee Shareholders pledged all of their equity interests in the VIEs to the WFOEs as collateral for all of their payments due to the WFOEs and to secure their obligations under the above agreements. The Nominee Shareholders may not transfer or assign the shares, the rights and obligations in the share pledge agreement or create or permit to create any pledges which may have an adverse effect on the rights or benefits of the VIEs without the WFOE’s preapproval. The WFOE is entitled to transfer or assign in full or in part the shares pledged. In the event of default, the WFOE as the pledgee will be entitled to request immediate repayment of the loan or to dispose of the pledged equity interests through transfer or assignment. There have been no dividends or distributions from inception to date. The equity interest pledge agreements have an indefinite term and will terminate after all the obligations under these agreements have been satisfied in full or the pledged equity interests have been transferred to the WFOEs or their designees.
Power of attorney agreements
Pursuant to the power of attorney agreements, shareholders of the VIEs have given the WFOEs an irrevocable proxy to act on their behalf on all matters pertaining to the VIEs and to exercise all of their rights as shareholders of the VIEs, including the right to attend shareholders’ meetings, to exercise voting rights and to transfer all or a part of his equity interests in the VIEs.
Risk in relation to the VIE Structure
Internet content related businesses are subject to significant restrictions under current PRC laws and regulations. Specifically, foreign investors are not allowed to own more than 50% equity interest in any Internet Content Provider (“ICP”) business.
The Company conducts its operations in China through Contractual Agreements entered into between the WFOEs and VIEs. In 2014, the Company began gradually migrating the advertising service business from the VIEs to the subsidiaries of Autohome Media, a transition that was completed to a substantial extent. If the Company or any of its current or future VIEs or subsidiaries are found in violation of any existing or future laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion in dealing with such violations, including levying fines, confiscating the income of Autohome WFOE, Chezhiying WFOE, TTP WFOE and VIEs, revoking their business licenses or operating licenses, shutting down the Company’s servers or blocking the Company’s websites and mobile applications, discontinuing or placing restrictions or onerous conditions on the Company’s operations, requiring the Company to undergo a costly and disruptive restructuring, restricting the Company’s rights to use the proceeds from the offering to finance the Company’s business and operations in China, or enforcement actions that could be harmful to the Company’s business. Any of these actions could cause significant disruption to the Company’s business operations and severely damage the Company’s reputation, which would in turn materially and adversely affect the Company’s business and results of operations. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of VIEs or the Company’s right to receive their economic benefits, the Company would no longer be able to consolidate the VIEs.
In addition, if Autohome Information and its subsidiaries, Shengtuo Hongyuan and its subsidiaries, Shanghai Jinwu or their shareholders fail to perform their obligations under the Contractual Agreements, the Company may have to incur substantial costs and expend resources to enforce the Company’s rights under the contracts. The Company may have to rely on legal remedies under PRC law, including seeking specific performance or injunctive relief and claiming damages, which may not be effective. All of these Contractual Agreements are governed by PRC law and provide for the resolution of disputes through arbitration in the PRC. Accordingly, these contracts would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with PRC legal procedures. The legal system in PRC is not as developed as in other jurisdictions, such as United States. As a result, uncertainties in the PRC legal system could limit the Company’s ability to enforce these Contractual Agreements. Under PRC law, rulings by arbitrators are final, parties cannot appeal the arbitration results in courts, and prevailing parties may only enforce the arbitration awards in PRC courts through arbitration award recognition proceedings, which would incur additional expenses and delay. In the event the Company is unable to enforce these Contractual Agreements, the Company may not be able to exert effective control over its VIEs, and the Company’s ability to conduct its business may be negatively affected.
Based on the advice of the Company’s PRC legal counsel, the corporate structure and Contractual Agreements of the Company’s VIEs and WFOEs in China are in compliance with all existing PRC laws and regulations. Therefore, in the opinion of management, (i) the ownership structure of the Company and the VIEs are in compliance with existing PRC laws and regulations; (ii) the Contractual Agreements with VIEs and their nominee shareholders are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Company’s business operations are in compliance with existing PRC law and regulations in all material respects.
The
VIEs contributed an aggregate of 8.3%, 8.1% and 13.1% of the consolidated net revenues for the years ended December 31, 2019, 2020 and 2021, respectively, after elimination of inter-company transactions. As of December 31, 2020
,
and 2021, the VIEs accounted for an aggregate of 10.6% and 8.7%, respectively, of the consolidated total assets, and 13.8% and 9.5%, respectively, of the consolidated total liabilities after elimination of inter-company balances.

The inter-company revenues of VIEs from Group companies, which mainly represented the service fee for information services, was RMB113,430, RMB173,299, and RMB131,524 (US$20,639) for the years ended December 31, 2019, 2020 and 2021, respectively, which were eliminated upon consolidation by the Company.
Relevant PRC laws and regulations restrict the VIEs from transferring a portion of its net assets to the Company in the form of loans and advances or cash dividends. Please refer to Note 16 for disclosure of restricted net assets.
The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs included in the Company’s consolidated balance sheets, consolidat
e
d statements of comprehensive income and consolidated statements of cash flows.

	As of December 31,
	2020	2021
	RMB	RMB	US$
Current assets	558,442	735,968	115,489
Non-current assets	2,077,768	1,922,848	301,737

Total assets	2,636,210	2,658,816	417,226

Accrued expenses and other payables	497,742	255,661	40,119
Advance from customers	87,604	88,699	13,919
Deferred revenue	17,644	31,485	4,941
Inter-company payables	103,393	524,983	82,381

Total current liabilities	706,383	900,828	141,360

Other liabilities	9,054	4,202	659
Deferred tax liabilities	66,247	56,462	8,860

Total non-current liabilities	75,301	60,664	9,519

Total liabilities	781,684	961,492	150,879

Net assets	1,854,526	1,697,324	266,347

Note: The non-current assets, total assets and net assets of VIEs and VIEs’ subsidiaries as of December 31, 2020 have been revised to increase the intangible assets by RMB
 423,800
from amounts previously presented, to correct an immaterial disclosure error under which certain intangible assets were omitted from the presentation.

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Net revenues	702,040	700,608	948,520	148,844
Net (loss)/income	(848)	23,342	(89,397)	(14,028)

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Net cash (used in)/generated from operating activities	(446,358)	23,147	411,966	64,646
Net cash generated /(used in) from investing activities	478,513	193,190	(386,343)	(60,626)
Net cash generated from financing activities	—	—	163,424	25,645
The revenue-producing assets that are held by the VIEs comprise of customer relationship, trademarks, websites, domain names, operating license and servers.
The current assets of the VIEs included amounts due from Group companies of
RMB129,223 and RMB183,335 (US$28,769
)
,
as of December 31, 2020 and 2021, respectively, which were eliminated upon consolidation by the Company. The current liabilities of the VIEs included amounts due to Group companies of RMB103,393 and RMB524,983 (US$82,381), as of December 31, 2020 and 2021, respectively, which were eliminated upon consolidation by the Company. There was no pledge or collateralization of the VIEs’ assets that can only be used to settle obligations of the VIEs. Creditors of the VIEs have no recourse to the general credit of the WFOEs, which are the primary beneficiaries of the VIEs. The WFOEs did not provide or intend to provide financial or other supports not previously contractually required to the VIEs during the years presented.